Offerings - Offering: 1	Nov. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	187,137,524
Proposed Maximum Offering Price per Unit	32.09
Maximum Aggregate Offering Price	$ 6,005,243,145.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 829,324.08
Offering Note
(1)	Represents shares of common stock that may be sold by the selling stockholders.
(2)
Pursuant to Rule 457(c) under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is based upon the average of the $32.43 (high) and $31.75 (low) sale price of the common stock as reported on the New York Stock Exchange on January 22, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).

(3)
As set forth in Table 2 below, pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting its filing fee for this registration statement by $829,324.08, an amount equal to the registration fee associated with the unsold shares of common stock from Registrant’s registration statement on Form
S-1
(File
No. 333-287398)
initially filed on May 19, 2025 (as amended, the “Prior Registration Statement”). On May 20, 2025, the Registrant filed pre-effective
Amendment No. 1 to such registration statement (“Amendment No. 1”), which was declared effective on that date. Amendment No. 1 reduced the number of shares being registered for resale from 221,637,524 to 34,500,000 and, as a result, the amount of the registration fee payable was reduced from $978,958.54 to $152,384.26. The offering of shares of common stock under the Prior Registration Statement has been completed.